Related Party Transaction - Additional Information (Details) ¥ in Thousands	1 Months Ended
	Sep. 30, 2020 CNY (¥) shares	Jun. 30, 2020 CNY (¥) Operation
Fluency Holding Ltd.
Related Party Transaction [Line Items]
Stock repurchase program number of shares authorized to be repurchased | shares	115,324
Mr. Dun XIAO
Related Party Transaction [Line Items]
Equity method investment ownership percentage		100.00%
Loan receivable from related party		¥ 589
Consideration transferred	¥ 411	¥ 1,000
Substantial operation of the entity | Operation		0